Investments in Equity Accounted Investees - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of significant investments in associates and joint ventures [line items]
Fair value of investment in an equity accounted associate for which published price quotation is available	₨ 2,830.7	₨ 1,241.0
Carrying amount of investment in an equity accounted associate for which published price quotation is available	₨ 1,407.2	₨ 1,382.5